Segment Disclosures	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Disclosures	Segment DisclosuresFor all periods presented in these unaudited consolidated financial statements, the Company and the Company’s Chief Operating Decision Maker ("CODM"), which is its Chief Executive Officer, review the Company’s operations and manage its business as a single operating segment and reporting segment. The financial information provided to the CODM is presented in the same level of detail as the consolidated balance sheet and consolidated statement of operations included in these unaudited consolidated financial statements. The CODM uses net income (loss) to assess performance and make decisions regarding resource allocation for the Company.